UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
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Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO
         -----------------------------------------------------------
Title:   PRESIDENT
         -----------------------------------------------------------
Phone:   404-842-9600
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                  May 12, 2000
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              Form 13F SUMMARY PAGE





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Page 1 of 2 Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC


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           ITEM 1:             ITEM 2:    ITEM 3:    ITEM 4:        ITEM 5:          ITEM 6              ITEM 7        ITEM 8
           -------            -------    -------     -------        -------          ------              ------        ------
                                                                                    INVESTMENT                         VOTING
                                                     FAIR                        --DISCRETION--         MANAGER'S   --AUTHORITY--
      NAME OF ISSUER          TITLE OF    CUSIP      MARKET        SHARES OF           SHARED   SHARED    SEE         (SHARES)
                               CLASS      NUMBER     VALUE         PRIN. AMT    SOLE  AS DEFINED OTHER   INSTR V   SOLE SHARED NONE
                               -----      ------     -----         ---------    ----  ---------- -----   -------   ---- ------ ----
                                                                                a)    (b)       (c)               (a)   (b)   (c)
                                                                              C>
Tredegar Corporation           Common   894650100   $55,406,396.87  2,056,850    a                                 a
CNA Surety Corp                Common   12612L108   $51,753,073.44  3,713,225    a                                 a
Pioneer Natural Resources Co.  Common   723787107   $51,431,887.50  4,898,275    a                                 a
Scotts Company Cl A            Common   810186106   $49,769,160.00  1,184,980    a                                 a
Playtex Products, Inc.         Common   72813P100   $47,361,665.00  3,643,205    a                                 a
Albemarle Corp Com             Common   012653101   $47,066,540.25  2,268,267    a                                 a
Primedia, Inc.                 Common   74157K101   $46,431,840.00  1,450,995    a                                 a
Ralcorp Holdings               Common   751028101   $41,823,075.00  2,884,350    a                                 a
Walter Industries, Inc.        Common   93317Q105   $41,423,982.50  5,345,030    a                                 a
Albany International           Common   012348108   $41,403,317.59  2,795,161    a                                 a
Hussmann International Inc.    Common   448110106   $39,626,868.75  3,123,300    a                                 a
Valmont Industries             Common   920253101   $39,482,231.25  2,288,825    a                                 a
Wisconsin Central Transportati Common   976592105   $39,359,617.50  3,213,030    a                                 a
Johns Manville Corporation     Common   478129109   $39,201,734.37  3,689,575    a                                 a
Kirby Corp                     Common   497266106   $28,674,531.25  1,451,875    a                                 a
Interstate Bakeries            Common   46072H108   $25,561,650.00  1,793,800    a                                 a
       COLUMN TOTALS                               $685,777,571
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Page 2 of 2
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Wabtec Corporation             Common   929740108   $25,258,281.25  2,377,250    a                                 a
McWhorter Technologies Inc     Common   582803102   $23,609,100.00  1,967,425    a                                 a
Gray Commun. System Inc. Cl B  Common   389190208   $20,670,036.00  1,759,152    a                                 a
Minnesota Power Inc.           Common   604110106   $19,315,756.25  1,161,850    a                                 a
Wilmington Trust Corporation   Common   971807102   $17,849,021.87    367,075    a                                 a
Bull Run                       Common   120182100   $17,726,580.00  4,431,645    a                                 a
OGE Energy Corp                Common   670837103   $16,693,125.00    870,000    a                                 a
PepsiAmericas Inc.             Common   71343p101   $10,960,012.12  3,247,411    a                                 a
Layne Christensen, Inc.        Common   521050104   $10,597,262.50  2,291,300    a                                 a
Steris Corporation             Common   859152100    $8,410,125.00    820,500    a                                 a
Burns International Services   Common   122374101    $8,117,550.00    773,100    a                                 a
Caraustar Industries, Inc.     Preferred 140909102   $6,948,087.50    491,900    a                                 a
Gartner Group Inc. Cl B        Common   366651206    $6,770,071.87    508,550    a                                 a
Conmed Corporation             Common   207410101    $6,368,381.25    254,100    a                                 a
Pennzoil-Quaker St. Co.        Common   709323109    $2,072,887.50    198,600    a                                 a
Post Properties, Inc.          Common   737464107    $1,108,593.75     27,500    a                                 a
Bell & Howell Company          Common   077852101      $625,000.00     20,000    a                                 a
American Annuity               Common   023833205      $521,169.36      24400    a                                 a
Eclipse Surgical Technologies  Common   278849104      $297,500.00      40000    a                                 a


                    TOTAL                          $887,143,849




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